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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                    FORM 13F COVER PAGE

    Report for the Calendar Year of Quarter Ended:  June 30, 2002

If amended report check here: |_| Amendment Number: ____
This Amendment: |_| is a restatement.
                |_| adds new holdings entries.

Institutional Investment Manager Filing the Report:

OWEN G. KENAN
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129 Timberhill Place              Chapel Hill       North Carolina  27514
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Business Address         (Street)       (City)         (State)        (Zip)


Form 13F File Number: 28- 7200
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

OWEN G. KENAN                 919-929-6506        TRUSTEE
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Name                         Phone No.             Title

Signature, Place and Date of Signing:

             /s/ Owen G. Kenan       Chapel Hill, NC         7/31/2002
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Report Type:

|_| 13F HOLDINGS REPORT

|X| 13F NOTICE

|_| 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            Form 13F File Number        Name
            --------------------        -------
            28-490                     J.P. Morgan & Co., Incorporated